COMMITMENTS - Future minimum lease obligations (Details)	Jun. 30, 2019 USD ($)
Future minimum lease obligations for operating leases
2020	$ 521,905
2021	475,359
2022	474,797
2023	486,265
2024	489,823
Thereafter	2,646,590
Total	$ 5,094,739